STAFF COSTS - Schedule of Staff Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Employee Benefits [Line Items]
Total staff costs	$ 21.6	$ 22.1	$ 41.8	$ 45.3	$ 97.3
Included in operating expenses
Disclosure Of Employee Benefits [Line Items]
Total staff costs	2.6	2.5	5.2	4.9	9.9
Included in administrative expenses
Disclosure Of Employee Benefits [Line Items]
Total staff costs	$ 19.0	$ 19.6	$ 36.6	$ 40.4	$ 87.4